[PAUL, HASTINGS, JANOFSKY & WALKER LLP LETTERHEAD]
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(212) 318-6275
rachaelschwartz@paulhastings.com


December 19, 2008                                                    33428.00001


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC   20549

Re:      The GAMCO Westwood Funds (the "Trust") (033-06790)

Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Trust, on behalf of the GAMCO Westwood Mighty MitesSM Fund, a series thereof (the Mighty Mites Fund"). As indicated on the facing page, the Trust proposes that the filing become effective on or before January 20, 2009, pursuant to Rule 488(a) under the Securities Act of 1933. This Registration Statement is being filed in connection with the proposed reorganization of the B.B. Micro-Cap Growth Fund, a series of The B.B. Funds, into the Trust's Mighty Mites Fund.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz
for PAUL, HASTINGS, JANOFSKY & WALKER LLP